Earnings / (Loss) per share, textuals (Details) - shares	Jun. 30, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested shares granted under the company's incentive plan	107,801	0